TAXES AND CHARGES - Schedule of taxes payable and amounts to be refunded to customers (Details) - BRL (R$) R$ in Millions		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current taxes payable		R$ 746	R$ 725
Non current Taxes payable		492	496
Total tax payable		1,238	1,221
Pasep and Cofins taxes to be reimbursed to customers		492	692	R$ 1,518	R$ 3,304
ICMS [member]
IfrsStatementLineItems [Line Items]
Current taxes payable		154	146
COFINS [member]
IfrsStatementLineItems [Line Items]
Current taxes payable		265	278
Non current Taxes payable		404	407
PIS/PASEP [member]
IfrsStatementLineItems [Line Items]
Current taxes payable		57	61
Non current Taxes payable		88	89
INSS [member]
IfrsStatementLineItems [Line Items]
Current taxes payable		64	59
Other Tax Authority [member]
IfrsStatementLineItems [Line Items]
Current taxes payable	[1]	206	181
PIS/PASEP and COFINS [member]
IfrsStatementLineItems [Line Items]
Current taxes payable			185
Non current Taxes payable		151	166
ICMS [Member]
IfrsStatementLineItems [Line Items]
Current taxes payable		R$ 341	R$ 341

[1]	This includes the retention, at source, of income tax on the Interest on Equity declared. This tax was paid in the subsequent month, in accordance with the tax legislation. More details in note 3.4.